FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments [Abstract]
Borrowings	$ 3,265	$ 1,551
Cash	(1,106)	(1,050)	$ (354)	$ (163)
Net debt	2,159	501
Total equity	6,064	4,038	$ 3,084	$ 2,135
Total capital and net debt	$ 8,223	$ 4,539
Net debt to capitalization ratio	26.00%	11.00%